Intangible Assets (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Disclosure Intangible Assets Details Abstract
Intangible Assets subject to Amortization	$ 2,293,770	$ 2,293,770	$ 2,293,770
Accumulated Amortization	624,478	509,790	280,413
Finite-Lived Intangible Assets, Net	$ 1,669,292	$ 1,783,980	$ 2,013,357